2. LOANS: Schedule of Small homogeneous consumer loans (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Principal Balance	$ 1,033,086,133	$ 917,441,698
% Portfolio	100.00%	100.00%
Net Charge Offs	$ 41,199,628	$ 45,519,971
% Net Charge Offs	100.00%	100.00%
Cosumer Loans
Principal Balance	$ 870,018,568	$ 775,713,298
% Portfolio	84.20%	84.50%
Net Charge Offs	$ 37,635,360	$ 42,142,861
% Net Charge Offs	91.30%	92.60%
Real Estate Loans
Principal Balance	$ 44,943,030	$ 39,293,179
% Portfolio	4.40%	4.30%
Net Charge Offs	$ 25,643	$ 41,751
% Net Charge Offs	0.10%	0.10%
Sales Finance Contracts
Principal Balance	$ 118,124,535	$ 102,435,221
% Portfolio	11.40%	11.20%
Net Charge Offs	$ 3,538,625	$ 3,335,359
% Net Charge Offs	8.60%	7.30%